Remaining Performance Obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Remaining Performance Obligations [Abstract]
Transaction price allocated to remaining performance obligations	$ 71,697	$ 80,781
Weighted average duration of revenue recognised from transaction price allocated to remaining performance obligations	2 years	2 years 8 months 12 days